CONSOLIDATED INCOME STATEMENTS ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 868,687	$ 126,491	¥ 853,062	¥ 717,289
Cost of revenue	(549,695)	(80,042)	(539,450)	(421,205)
Product development expenses	(56,744)	(8,263)	(55,465)	(57,236)
Sales and marketing expenses	(103,496)	(15,070)	(119,799)	(81,519)
General and administrative expenses	(42,183)	(6,142)	(31,922)	(55,224)
Amortization and impairment of intangible assets	(13,504)	(1,967)	(11,647)	(12,427)
Impairment of goodwill	(2,714)	(395)	(25,141)	0
Income from operations	100,351	14,612	69,638	89,678
Interest and investment income [(loss)], net	(11,071)	(1,612)	(15,702)	72,794
Interest expense	(5,918)	(862)	(4,909)	(4,476)
Other income, net	5,823	848	10,523	7,582
Income before income tax and share of results of equity method investees	89,185	12,986	59,550	165,578
Income tax expenses	(15,549)	(2,264)	(26,815)	(29,278)
Share of results of equity method investees	(8,063)	(1,174)	14,344	6,984
Net income	65,573	9,548	47,079	143,284
Net loss attributable to noncontrolling interests	7,210	1,050	15,170	7,294
Net income attributable to Alibaba Group Holding Limited	72,783	10,598	62,249	150,578
Accretion of mezzanine equity	(274)	(40)	(290)	(270)
Net income attributable to ordinary shareholders	¥ 72,509	$ 10,558	¥ 61,959	¥ 150,308
Earnings per share attributable to ordinary shareholders
Basic | (per share)	¥ 3.46	$ 0.50	¥ 2.87	¥ 6.95
Diluted | (per share)	3.43	0.50	2.84	6.84
Earnings per ADS attributable to ordinary shareholders (one ADS equals eight ordinary shares)
Basic | (per share)	27.65	4.03	22.99	55.63
Diluted | (per share)	¥ 27.46	$ 4.00	¥ 22.74	¥ 54.70
Weighted average number of shares used in computing earnings per share (million shares)
Basic	20,980	20,980	21,558	21,619
Diluted	21,114	21,114	21,787	21,982